Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Taxation
Amount credited/(expensed) in income statement	€ 425	€ (217)
Gross deferred tax asset	34,488	35,753
Gross deferred tax liability	(5,693)	(6,156)
Less amounts unrecognised	(10,250)	(11,028)
Net recognised deferred tax (liability)/asset	18,545	18,569
Deferred tax assets and liabilities
Deferred tax assets	19,316	19,089
Deferred tax liabilities	(771)	(520)
Net deferred tax assets	18,545	18,569
Accelerated tax depreciation
Taxation
Amount credited/(expensed) in income statement	136	672
Gross deferred tax asset	2,761	2,589
Gross deferred tax liability	(1,426)	(1,361)
Less amounts unrecognised	(47)	(58)
Net recognised deferred tax (liability)/asset	1,288	1,170
Deferred tax assets and liabilities
Net deferred tax assets	1,288	1,170
Intangible assets
Taxation
Amount credited/(expensed) in income statement	324	643
Gross deferred tax asset	630	666
Gross deferred tax liability	(1,495)	(1,801)
Less amounts unrecognised	15	11
Net recognised deferred tax (liability)/asset	(850)	(1,124)
Deferred tax assets and liabilities
Net deferred tax assets	(850)	(1,124)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(78)	(1,450)
Gross deferred tax asset	28,035	28,977
Less amounts unrecognised	(9,540)	(10,341)
Net recognised deferred tax (liability)/asset	18,495	18,636
Deferred tax assets and liabilities
Net deferred tax assets	18,495	18,636
Tax losses | Luxembourg
Deferred tax assets and liabilities
Deferred tax assets	16,269	16,298
Tax losses | Germany
Deferred tax assets and liabilities
Deferred tax assets	2,021	2,170
Treasury related items
Taxation
Amount credited/(expensed) in income statement	2	(90)
Gross deferred tax asset	623	616
Gross deferred tax liability	(717)	(372)
Less amounts unrecognised	(588)	(562)
Net recognised deferred tax (liability)/asset	(682)	(318)
Deferred tax assets and liabilities
Net deferred tax assets	(682)	(318)
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	(40)	(9)
Gross deferred tax asset	19	3
Gross deferred tax liability	(705)	(666)
Net recognised deferred tax (liability)/asset	(686)	(663)
Deferred tax assets and liabilities
Net deferred tax assets	(686)	(663)
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	216	(3)
Gross deferred tax asset	1,482	1,754
Gross deferred tax liability	(1,054)	(1,577)
Less amounts unrecognised	(30)
Net recognised deferred tax (liability)/asset	398	177
Deferred tax assets and liabilities
Net deferred tax assets	398	177
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(135)	20
Gross deferred tax asset	938	1,148
Gross deferred tax liability	(296)	(379)
Less amounts unrecognised	(60)	(78)
Net recognised deferred tax (liability)/asset	582	691
Deferred tax assets and liabilities
Net deferred tax assets	€ 582	€ 691